Business Combination (Details Narrative) - USD ($)				1 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Jun. 05, 2018	Nov. 12, 2017	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Business acquisition payments					$ 544,400,000
Ordinary shares valued per share	$ 10.19			$ 9.76	$ 9.76	$ 9.76
Business combination, consideration transferred					$ 319,015,000	$ 319,015,000
Fair value of earn out shares						16,200,000
Acquired percentage of shares outstanding	12.00%						12.00%
Investments and cash equivalents held in trust						202,100,000
Short term borrowings				$ 31,817,000	31,817,000	31,817,000
Goodwill				570,540,000	570,540,000	570,540,000
Amortization of goodwill for taxes
Transaction costs				17,600,000	$ 17,600,000	17,600,000
Management fees				2,200,000
Revenues						552,520,000	$ 457,888,000
Net income (loss)						$ 52,667,000	$ 36,418,000
Hana Loan [Member]
Proceeds from debt		$ 50,000,000
Febtuary 2019 [Member]
Number of ordinary shares issuance						1,300,214
EBITDA [Member]
Liabilities, fair value adjustment						$ 10,500,000
First Equity Stock Earn-Out [Member]
Number of ordinary shares issuance			1,671,704
Second Equity Stock Earn-Out [Member]
Number of ordinary shares issuance			1,671,704
Successor [Member]
Number of ordinary shares issuance					4,829,375
Proceeds from debt					$ 92,490,000
Short term borrowings				31,817,000	31,817,000	31,817,000
Goodwill	$ 182,053,000			570,540,000	570,540,000	570,540,000
Successor [Member] | Goodwill [Member]
Increase (decrease) in assets due to valuation					$ 95,000,000
GES Transaction [Member]
Business acquisition payments	$ 29,300,000
Business acquisition exchange shares	25,309,848				3,036,381
Business combination, ordinary shares	3,036,381				25,309,848
Acquired percentage of shares outstanding	88.00%
Remaining acquired percentage of shares outstanding	12.00%
Accrued interest	$ 1,100,000
NPS Holdings Limited [Member]
Business combination, ordinary shares					25,077,000
Business combination, consideration transferred					$ 319,015,000
Additional amount of cash payable for renewal			$ 7,600,000
Payment of ticker fee	13,400,000
Fees, costs and expenses	$ 5,200,000
Cash and cash equivalents acquired from acquisition					18,700,000
Goodwill				396,173,000	$ 396,173,000	396,173,000
NPS Holdings Limited [Member] | NPS Selling Stockholders [Member]
Business combination, ordinary shares					11,318,828
NPS Holdings Limited [Member] | Successor [Member]
Recognition of additional tax provisions					$ 16,000,000
Revenues					252,200,000
Net income (loss)					38,400,000
NPS Holdings Limited [Member] | Successor [Member] | Property, Plant and Equipment [Member]
Increase (decrease) in assets due to valuation					7,000,000
NPS Holdings Limited [Member] | Successor [Member] | Intangible Assets [Member]
Increase (decrease) in assets due to valuation					31,000,000
Hana Investments [Member]
Business acquisition payments					$ 150,000,000
Business combination, ordinary shares					13,758,449
Accrued interest				4,700,000	$ 4,700,000	4,700,000
Short term borrowings				50,000,000	50,000,000	50,000,000
MEA Energy Investment Company 2 Ltd [Member]
Business acquisition payments					$ 48,300,000
Business combination, ordinary shares					4,829,375
Gulf Energy S.A.O.C [Member]
Business combination, ordinary shares					25,310,000
Business combination, consideration transferred
Goodwill				174,367,000	174,367,000	174,367,000
Gulf Energy S.A.O.C [Member] | Successor [Member]
Recognition of additional tax provisions					10,000,000
Revenues					96,400,000
Net income (loss)					9,900,000
Gulf Energy S.A.O.C [Member] | Successor [Member] | Accounts Receivable [Member]
Increase (decrease) in assets due to valuation					12,600,000
Write down in value of joint venture investment				$ 2,600,000	2,600,000	$ 2,600,000
Gulf Energy S.A.O.C [Member] | Successor [Member] | Property, Plant and Equipment [Member]
Increase (decrease) in assets due to valuation					13,000,000
Gulf Energy S.A.O.C [Member] | Successor [Member] | Other Liabilities [Member]
Increase (decrease) in liabilities due to valuation					$ 9,000,000
Stock Purchase Agreement [Member]
Business combination, ordinary shares			418,001
Business combination, consideration transferred			$ 4,700,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | First Closing [Member]
Business acquisition payments			$ 150,000,000
Business acquisition exchange shares			83,660,878
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | Second Closing [Member]
Business acquisition payments			$ 292,800,000
Business combination, ordinary shares			11,318,828
Stock Purchase Agreement [Member] | Hana Investments [Member]
Number of ordinary shares balance			83,660,878
Ordinary shares valued per share			$ 11.244
Number of ordinary shares issuance			13,340,448
Payment to selling stockholders			$ 150,000,000